Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001722608
Registrant Name	iQIYI, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A